CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share Capital [Member]	Treasury Shares [Member]	Currency Translation Reserve [Member]	Cash Flow Hedging Reserve [Member]	Actuarial Gains Or Losses On Defined Benefit Plans Reserve [Member]	Shares Based Payments Reserve [Member]	Other Sundry Reserves [Member]	Total Other Reserve [Member]	Retained Earnings [Member]	Parent's Ownership Interest [Member]	Non-Controlling Interest [Member]	Total
Beginning balance at Dec. 31, 2015	$ 2,545,705	$ (178)	$ (2,576,041)	$ (90,510)	$ (10,717)	$ 35,647	$ 2,634,679	$ (6,942)	$ 317,950	$ 2,856,535	$ 81,013	$ 2,937,548
Changes in Equity [Roll Forward]
Total increase (decrease ) in equity Comprehensive income Gain (losses )									69,220	69,220	41,450	110,670
Other comprehensive income			489,486	92,016	(2,183)		579,319		579,319	5,554	584,873
Total comprehensive income			489,486	92,016	(2,183)			579,319	69,220	648,539	47,004	695,543
Transactions with shareholders
Equity issue	608,496									608,496		608,496
Dividends									(20,766)	(20,766)		(20,766)
Increase (decrease ) through transfers and other changes , equity	(4,637)					2,891	5,602	8,493		3,856	(39,373)	(35,517)
Total transactions with shareholders	603,859					2,891	5,602	8,493	(20,766)	591,586	(39,373)	552,213
Ending balance at Dec. 31, 2016	3,149,564	(178)	(2,086,555)	1,506	(12,900)	38,538	2,640,281	580,870	366,404	4,096,660	88,644	4,185,304
Changes in Equity [Roll Forward]
Total increase (decrease ) in equity Comprehensive income Gain (losses )									155,304	155,304	45,410	200,714
Other comprehensive income			(45,035)	16,634	1,974			(26,427)		(26,427)	(2,515)	(28,942)
Total comprehensive income			(45,035)	16,634	1,974			(26,427)	155,304	128,877	42,895	171,772
Transactions with shareholders
Dividends									(46,591)	(46,591)		(46,591)
Increase (decrease ) through transfers and other changes , equity	(3,299)					943	(501)	442		(2,857)	(40,392)	(43,249)
Total transactions with shareholders	(3,299)					943	(501)	442	(46,591)	(49,448)	(40,392)	(89,840)
Ending balance at Dec. 31, 2017	3,146,265	(178)	(2,131,590)	18,140	(10,926)	39,481	2,639,780	554,885	475,117	4,176,089	91,147	4,267,236
Changes in Equity [Roll Forward]
Increase (decrease) by application of new accounting standards									(4,797)	(4,797)		(4,797)
Initial balance modified	3,146,265	(178)	(2,131,590)	18,140	(10,926)	39,481	2,639,780	554,885	470,320	4,171,292	91,147	4,262,439
Total increase (decrease ) in equity Comprehensive income Gain (losses )									181,935	181,935	31,312	213,247
Other comprehensive income			(597,615)	(27,473)	(4,252)			(629,340)		(629,340)	(13,180)	(642,520)
Total comprehensive income			(597,615)	(27,473)	(4,252)			(629,340)	181,935	(447,405)	18,132	(429,273)
Transactions with shareholders
Dividends									(54,580)	(54,580)		(54,580)
Increase (decrease ) through transfers and other changes , equity						(1,607)	(864)	(2,471)		(2,471)	(29,339)	(31,810)
Total transactions with shareholders						(1,607)	(864)	(2,471)	(54,580)	(57,051)	(29,339)	(86,390)
Ending balance at Dec. 31, 2018	$ 3,146,265	$ (178)	$ (2,729,205)	$ (9,333)	$ (15,178)	$ 37,874	$ 2,638,916	$ (76,926)	$ 597,675	$ 3,666,836	$ 79,940	$ 3,746,776